Notes to the Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Other assets	£ (2,016)	£ (1,500)
Other liabilities	(2,581)	(2,067)
Macro hedge of interest rate risk	(2,657)	77
Macro hedge of interest rate risk	£ 95	122
Increase (decrease) due to changes in accounting policy
Disclosure of reclassifications or changes in presentation [line items]
Other assets		77	£ 1,226
Other liabilities		122	188
Macro hedge of interest rate risk		77	1,226
Macro hedge of interest rate risk		£ 122	£ 188